FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS [Abstract]
Assets Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	December 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$ 230,013,074	$ 230,011,254

Liabilities
Warrant Liability – Public Warrants	1	6,210,000	12,995,000
Warrant Liability – Private Warrants	3	178,750	370,500

Key Inputs for Private Placement Warrants
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at December 31, 2021 and 2020:
Input	December 31, 2021	December 31, 2020
Risk-free interest rate	1.29%	0.51%
Trading days per year	250	252
Expected volatility	9.5%	15.8%
Exercise price	$ 11.50	$ 11.50
Stock Price	$ 9.96	$ 10.08

Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities:
	Private Placement	Public	Warrant liabilities
Initial measurement on August 18, 2020 and over-allotment on August 20, 2020	$ 377,000	$ 13,225,000	$ 13,602,000
Change in fair value	(6,500)	(230,000)	(236,500)
December 31, 2020	370,500	12,995,000	$ 13,365,500
Change in fair value	(191,750)	(6,785,000)	(6,976,750)
Fair value as of December 31, 2021	$ 178,750	$ 6,210,000	$ 6,388,750